DEFERRED TAX ASSETS AND LIABILITIES - Amounts after the consolidated elimination adjustments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 25,054	¥ 17,616
Deferred tax liabilities	¥ 8,124	¥ 6,809